UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Investment Grade Municipal Trust

2/28/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 149.1%
Airport & Port Revenue – 0.4%
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	$150,000	$152,787
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	250,000	254,843

		$407,630

General Obligations - General Purpose – 4.4%
Chicago, IL (Emergency Telecommunications Systems), FGIC, 5.5%, 2023	$1,000,000	$1,169,060
Chicago, IL, “A”, AMBAC, 6.25%, 2014	1,480,000	1,733,894
Highlands Ranch, CO, Metropolitan District, AGM, 6.5%, 2011	650,000	700,174
Highlands Ranch, CO, Metropolitan District, ETM, AGM, 6.5%, 2011 (c)	725,000	782,036
Luzerne County, PA, AGM, 6.75%, 2023	370,000	399,948
State of California, 5.75%, 2019	70,000	71,083

		$4,856,195

General Obligations - Schools – 6.6%
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2031	$130,000	$40,262
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2032	235,000	67,861
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2033	470,000	127,238
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,027,730
Los Angeles, CA, Unified School District, “D”, 5%, 2034	140,000	141,656
Modesto, CA, High School District (Stanislaus County), “A”, FGIC, 0%, 2019	1,350,000	844,290
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,155,810
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	627,469
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,157,030
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	267,523
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,822,366

		$7,279,235

Healthcare Revenue - Hospitals – 27.4%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$303,705
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	485,000	411,595
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	169,607
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	200,000	214,032
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	202,831
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	491,119
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	360,000	353,070
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	255,000	262,107
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	362,349
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), AGM, 5.25%, 2045	265,000	262,875
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	230,182
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	282,243
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	799,519

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	$540,000	$517,828
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	470,000	466,564
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	388,231
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	456,744
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	466,242
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	409,548
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	390,000	354,923
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	795,000	759,638
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	152,486
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	845,000	824,281
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	274,457
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	91,412
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 6.375%, 2040	440,000	436,735
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	263,484
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	380,000	331,778
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	371,098
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	41,962
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	40,039
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	175,000	199,554
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	300,000	291,159
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	94,585
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	110,000	97,148
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	355,000	356,090
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	146,857
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	370,370
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	451,119
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	497,803
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	59,885
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	258,075
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	414,394
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	114,506

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	$165,000	$182,929
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	108,853
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	200,000	200,384
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	100,000	99,050
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	115,000	112,994
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	169,895
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, NATL, 6.25%, 2013 (c)	1,740,000	2,020,227
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	340,000	349,918
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	335,000	335,030
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	395,000	350,341
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	959,002
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	481,784
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	562,028
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	272,980
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	563,109
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	534,947
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	110,000	123,152
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	393,565
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	106,682
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	157,564
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	380,000	380,851
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	877,480
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2023	325,000	321,016
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	615,000	573,580
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,292,901
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	120,502
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	451,150
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	85,000	89,695
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	243,291
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	201,254
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	700,000	757,449

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	$570,000	$581,178
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	264,175
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	178,490
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	390,479
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	203,600
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	107,718
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	631,880

		$30,095,352

Healthcare Revenue - Long Term Care – 7.6%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas), 6%, 2037	$70,000	$69,906
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	500,000	434,380
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	466,515
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	584,665
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	516,200
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	715,000	637,229
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	562,117
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	219,265
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	270,000	192,818
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	35,000	35,954
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	205,000	209,690
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	125,886
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	425,000	359,984
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	401,470
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	276,893
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	225,658
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	331,737
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	175,000	170,307
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	159,786
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	227,565
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	269,917
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	82,314
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	250,000	241,795
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	143,837
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	191,918

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	$495,000	$411,662
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	40,000	39,478
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	315,000	304,936
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton Museum Way), 8.25%, 2044	500,000	486,010

		$8,379,892

Healthcare Revenue - Other – 0.3%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$294,383

Human Services – 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$228,468

Industrial Revenue - Airlines – 0.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$128,978
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	96,237
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	105,000	68,642
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	115,000	114,425

		$408,282

Industrial Revenue - Chemicals – 1.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$565,609
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	525,000	586,724

		$1,152,333

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$138,179
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	299,376
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	330,287
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	650,000	652,379

		$1,420,221

Industrial Revenue - Other – 2.5%
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)	$26,773	$5,261
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	250,068
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	282,703
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	257,423
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	212,003
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	407,020
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	180,000	182,736
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,118,370

		$2,715,584

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 1.0%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$275,000	$317,647
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	232,205
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	260,867
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	310,000	315,444

		$1,126,163

Miscellaneous Revenue - Entertainment & Tourism – 1.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$206,636
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	133,982
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	90,000	92,579
Cabazon Band of Mission Indians, CA, 8.375%, 2015 (a)(z)	100,000	66,615
Cabazon Band of Mission Indians, CA, 8.75%, 2019 (a)(z)	360,000	237,010
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	254,951
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	220,000	660
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	65,000	71,971
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	45,000	49,167
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	195,000	214,777

		$1,328,348

Miscellaneous Revenue - Other – 2.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$92,236
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	180,078
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	145,136
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	81,663
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	478,597
District of Columbia Rev. (Smithsonian Institution), 5%, 2028	1,000,000	1,001,790
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	191,316
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	619,770
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	415,000	350,148
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	85,000	73,519

		$3,214,253

Multi-Family Housing Revenue – 5.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$477,420
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	355,000	149,104
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	523,975
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2050 (b)(n)	500,000	516,970
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	235,000	218,296
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	482,140
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	371,662	291,725

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	$250,000	$192,278
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	634,200
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	464,235
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	214,639
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, AGM, 5%, 2025	500,000	500,700
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, and Conifer South), GNMA, 5.05%, 2037	1,040,000	1,018,649

		$5,684,331

Sales & Excise Tax Revenue – 1.4%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$136,558
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	404,366
Tampa Bay, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,038,660

		$1,579,584

Single Family Housing - Local – 0.8%
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 7.15%, 2031	$15,000	$15,502
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	418,429	402,964
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	505,100

		$923,566

Single Family Housing - State – 2.8%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$385,000	$388,334
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,080,000	1,135,436
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	35,000	36,261
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	500,000	488,440
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	770,000	737,398
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	310,000	311,386

		$3,097,255

Solid Waste Revenue – 2.0%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$870,000	$875,046
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,268,713
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	56,497

		$2,200,256

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$96,116
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	91,209

		$187,325

State & Local Agencies – 18.0%
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2014 (j)	$245,000	$271,345
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2014 (j)	355,000	393,173
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	503,015
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	258,775
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	420,000	352,094

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	$500,000	$568,205
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,229,972
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	554,114
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	324,639
Los Angeles County, CA, Schools (Regionalized Business Service Corp.) Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2021	2,135,000	1,022,387
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,750,802
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,726,650
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,114,560
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	323,946
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	109,974
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	507,405
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), AMBAC, 0%, 2018	300,000	184,884
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, AGM, 5.5%, 2019	1,750,000	2,044,683
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	548,705

		$19,789,328

Student Loan Revenue – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$445,000	$472,341

Tax - Other – 3.4%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$521,565
Dona Ana County, NM, Gross Receipts Tax Rev., AMBAC, 5.5%, 2015	1,000,000	1,052,380
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026 (f)	1,960,000	2,027,346
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	171,040

		$3,772,331

Tax Assessment – 4.0%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$300,000	$303,357
Celebration Community Development District, FL, “A”, 6.4%, 2034	225,000	225,869
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	578,805
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	189,000	177,119
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	405,000	278,620
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	103,822
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	294,195
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	520,597
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	168,057
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	180,000	118,377
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	738,000	610,968
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	105,000	93,235
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	465,000	259,517
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	84,203
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	250,000	159,985
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	490,000	222,646

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	$480,000	$196,790

		$4,396,162

Tobacco – 4.8%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$250,000	$280,103
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	480,000	406,843
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,405,000	1,051,699
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	635,000	520,357
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	630,000	702,469
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	250,000	23,055
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	278,895
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,380,000	1,086,571
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	400,000	429,628
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	105,000	73,798
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	462,797

		$5,316,215

Toll Roads – 2.6%
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	$495,000	$540,495
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	1,180,000	860,539
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, NATL, 0%, 2015	2,000,000	1,449,200

		$2,850,234

Transportation - Special Tax – 1.2%
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	$1,000,000	$1,286,440

Universities - Colleges – 25.8%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$225,000	$203,024
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	350,000	344,673
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	569,540
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	102,061
California State University Rev., “A”, AMBAC, 5%, 2026	960,000	988,963
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	1,430,000	839,381
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	122,443
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	58,528
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	490,000	455,872
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	301,497
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	292,291
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	560,380
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	129,404
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	273,933
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	255,000	232,833
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	94,716
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	92,868
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	124,310
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	359,339
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	251,690

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	$90,000	$89,538
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	443,685
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	130,655
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	475,000	430,250
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	519,156
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	15,889,200
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	45,222
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	106,484
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	582,952
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	594,725
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,383,560
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	210,000	232,302
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	203,336
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	69,666
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	229,361

		$28,347,838

Universities - Dormitories – 0.7%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$500,000	$392,045
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	221,192
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	130,000	130,619

		$743,856

Universities - Secondary Schools – 0.3%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	$230,000	$227,183
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	153,866

		$381,049

Utilities - Cogeneration – 1.0%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$325,000	$314,844
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	323,034
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	480,843

		$1,118,721

Utilities - Investor Owned – 10.9%
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), “A”, 7.7%, 2033	$250,000	$167,405
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	65,000	61,846
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	154,232
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	213,997
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	250,000	237,713

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	$250,000	$260,788
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	441,738
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	195,000	208,490
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	74,344
Matagorda County, TX, Navigation District 1 (Houston Lighting.), AMBAC, 5.125%, 2028	2,000,000	1,864,420
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, NATL, 5.55%, 2029	3,000,000	2,919,930
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	993,380
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	245,105
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	552,969
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,719,125
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	485,000	485,592
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	425,000	434,792

		$12,035,866

Utilities - Other – 3.3%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	$190,000	$197,461
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	120,000	117,073
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	250,000	242,095
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	235,000	258,542
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	703,678
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	672,116
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	185,620
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	204,813
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	297,996
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	593,603
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	179,691

		$3,652,688

Water & Sewer Utility Revenue – 3.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$316,161
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	517,575
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	199,727
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	410,000	488,331
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	140,000	148,684
Massachusetts Water Pollution Abatement, 5.25%, 2028	750,000	897,488
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	697,890

		$3,265,856

Total Municipal Bonds		$164,007,581

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	614,132	$614,132

Total Investments		$164,621,713

Other Assets, Less Liabilities – (5.4)%		(5,897,498)
Preferred shares (issued by the fund) – (44.3)%		(48,750,000)

Net assets applicable to common shares – 100.0%		$109,974,215

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	Crossover refunded bond.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,295,896 representing 1.2% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Cabazon Band of Mission Indians, CA, 8.375%, 2015	10/04/04	$100,000	$66,615
Cabazon Band of Mission Indians, CA, 8.75%, 2019	10/04/04	360,000	237,010
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	1,000,000	634,200
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	232,276	214,639

Total Restricted Securities			$1,152,464
% of Net Assets applicable to common shares			1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28,2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$164,007,581	$—	$164,007,581
Mutual Funds	614,132	—	—	614,132

Total Investments	$614,132	$164,007,581	$—	$164,621,713

Other Financial Instruments
Futures	$(154,404)	$—	$—	$(154,404)

For further information regarding security characteristics, see the Portfolio of Investments

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$153,971,221

Gross unrealized appreciation	$9,593,818
Gross unrealized depreciation	(6,456,076)

Net unrealized appreciation (depreciation)	$3,137,742

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 2/28/10 - continued

(3) Derivative Contracts at 2/28/10

Futures Contracts Outstanding at 2/28/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	115	$13,510,703	Jun-10	$(95,003)
U.S. Treasury Note 30 yr (Short)	USD	41	4,825,188	Jun-10	(59,401)

					$(154,404)

At February 28, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,647,155	6,935,594	(7,968,617)	614,132

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$661	$614,132

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.